Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 36,298	$ 29,315
Due from processing banks	19,133	5,450
Other receivables	5,797	4,497
Total	$ 61,228	$ 39,262